OTHER INCOME (EXPENSES), NET (Schedule of Components of Other Income, Net) (Details) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended								12 Months Ended
	Nov. 14, 2014	Feb. 28, 2015	Jan. 31, 2015	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
ESA Cultural Investment (Hong Kong) limited
OTHER INCOME (EXPENSES), NET
Loans receivable, maximum borrowing amount													$ 5,600
Amount drawn													$ 4,000
Interest rate (as a percent)													20.00%
Percentage of Loan Gross Carrying Amount of Extended Maturity Date													50.00%
Loans Receivable Gross Carrying Amount of Extended Maturity Date													$ 2,800
Proceeds from Collection of Loans Receivable									$ 6,000			$ 800
Proceeds from Interest Received									1,100
ESA Cultural Investment (Hong Kong) limited | Other income (expense), net
OTHER INCOME (EXPENSES), NET
Loan amount reserved due to collectability risk									$ 2,800
UiTV
OTHER INCOME (EXPENSES), NET
Amount drawn		$ 1,170	$ 1,170	$ 1,080	$ 1,080
Loan amount reserved due to collectability risk								$ 2,300						$ 2,300
Loans receivable								2,300						2,300
Inphi Corporation
OTHER INCOME (EXPENSES), NET
Shares received in exchange of interest in related party	124,395
Fair value of investment												$ 2,300			$ 2,300
Unrealized gain in other comprehensive income															$ 500
Equity Securities Sold During Period Shares		124,395									124,395
Proceeds from sale of equity		$ 2,400									$ 2,400
Realized gain on other income		$ 600									$ 600
Cash proceeds from sale of assets										$ 700				1,000
Net carrying value of assets sold								0		$ 0				$ 0
Escrow deposit						$ 100		$ 300
Inphi Corporation | Other income (expense), net
OTHER INCOME (EXPENSES), NET
Escrow deposit							$ 100
Cortina
OTHER INCOME (EXPENSES), NET
Investment Ownership Percentage Disposed Of	1.00%